PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 25,826	$ 19,133
Hedging transaction assets	5,818	3,080
Government authorities	10,462	7,513
Deferred contract costs	1,043	696
Other current assets	2,143	1,128
Prepaid expenses and other current assets	$ 45,292	$ 31,550